Shareholders’ equity	3 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
Shareholders’ equity
10.	Shareholders’ equity

Share capital

The Company has authorized an unlimited number of common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

As discussed in Note 1, Business Overview, on June 3, 2024, each outstanding Ceapro common share was exchanged for 0.02360 of an Aeterna common share. Accordingly, all common shares, stock options and per share amounts in these interim condensed consolidated financial statements have been retroactively adjusted for all periods presented to give effect to the share exchange.

	Common shares	Amount
	#	$
Balance – December 31, 2024	3,140,621	22,486
Granted	5,595	17
Balance – March 31, 2025	3,146,216	22,503

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
	-	-
Balance – March 31, 2024	1,847,593	13,517

COSCIENS Biopharma Inc. (formerly Aeterna Zentaris Inc.)

Notes to the Condensed Interim Consolidated Financial Statements

As of March 31, 2025, and for the three months ended March 31, 2025, and 2024

(In thousands of US dollars, except share and per share data and as otherwise noted)

(Unaudited)

Share-based compensation

The compensation expense for the three months ended March 31, 2025, was $6 (2024 – $14) recognized over the vesting period. Option activity for the three months ended March 31, 2025, and 2024, was as follows:

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2025	76,024	25.77
Cancelled / Forfeited	(24,395)	15.92
Balance – March 31, 2025	51,629	30.43

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Cancelled / Forfeited	(6,442)	12.07
Balance – March 31, 2024	67,929	21.67